Financial Risk Management - Summary of Contractual Undiscounted Cash Flows (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	₩ 8,483,110	₩ 8,090,898
Borrowings(including debentures)	11,016,756	9,838,571
Lease liabilities	1,336,761	1,300,562
Other non-derivative financial liabilities	336,178	309,122
Financial guarantee contracts	26,206	71,697
Total	21,199,011	19,610,850
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	7,386,703	6,698,783
Borrowings(including debentures)	2,028,207	1,927,456
Lease liabilities	313,162	388,226
Other non-derivative financial liabilities	33,279	1,473
Financial guarantee contracts	21,618	71,697
Total	9,782,969	9,087,635
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	1,009,559	1,232,468
Borrowings(including debentures)	6,972,077	5,635,558
Lease liabilities	615,766	484,476
Other non-derivative financial liabilities	209,155	206,749
Financial guarantee contracts
Total	8,806,557	7,559,251
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	86,848	159,647
Borrowings(including debentures)	2,016,472	2,275,557
Lease liabilities	407,833	427,860
Other non-derivative financial liabilities	93,744	100,900
Financial guarantee contracts	4,588
Total	₩ 2,609,485	₩ 2,963,964